INCOME TAX AND SOCIAL CONTRIBUTION - Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Originated from income and expenses recognized in other comprehensive income
Adjust actuarial gains and losses	R$ (359,964)	R$ 161,210	R$ 964,837
Remeasurement of the fair value of financial instruments through OCI	79,621	(20,417)	(201,704)
Total income tax and social contribution recognized in other comprehensive income	R$ (280,343)	R$ 140,793	R$ 763,133